SHARE CAPITAL - RSUs (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
SHARE CAPITAL
Vesting term with 1/6 of the options vesting every 6 months after the date of grant until fully vested	3 years
RSUs
SHARE CAPITAL
Number of shares, Beginning balance | shares	2,127,214	1,897,160
Number of shares, Granted | shares	1,139,333	1,024,000
Number of shares, Forfeited | shares	(476,666)	(278,999)
Number of shares, Distributed | shares	(601,015)	(514,947)
Number of shares, Ending balance | shares	2,188,866	2,127,214
Weighted average grant date closing price per share, Beginning balance (in dollar per share) | $ / shares	$ 2.94	$ 3.79
Weighted average grant date closing price per share, Granted (in dollar per share) | $ / shares	$ 1.58	2.1
Vesting term with 1/6 of the options vesting every 6 months after the date of grant until fully vested	3 years
Weighted average grant date closing price per share, Forfeited (in dollar per share) | $ / shares	$ 2.07	3.67
Weighted average grant date closing price per share, Distributed (in dollar per share) | $ / shares	3.02	4
Weighted average grant date closing price per share, Ending balance (in dollar per share) | $ / shares	$ 2.4	$ 2.94